     Annual Report
--------------------------------------------------------------------------------

                                             New York Life Investment Management
                                             Institutional Funds

                                        October 31, 2002


                                             Prime Cash Fund
                                             U.S. Government Cash Fund
                                             Treasury Cash Fund







                                  [NEW YORK LIFE Investment Management LLC Logo]

                              Table of Contents

                              CHAIRMAN'S LETTER                                2

                              PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS     3

                              FUND FINANCIAL STATEMENTS
                              Prime Cash Fund                                  5
                              U.S. Government Cash Fund                       12
                              Treasury Cash Fund                              17

                              NOTES TO FINANCIAL STATEMENTS
                              Note 1 Organization and Business                22
                              Note 2 Significant Accounting Policies          22
                              Note 3 Fees and Related Party Transactions      23
                              Note 4 Federal Income Tax                       24
                              Note 5 Capital Share Transactions               26

                              REPORT OF INDEPENDENT ACCOUNTANTS               28

                              TRUSTEES AND OFFICERS                           29

CHAIRMAN'S LETTER
--------------------------------------------------------------------------------

Report to shareholders for the period
November 1, 2001 through October 31, 2002

As you are surely aware, the 12-months ended October 31, 2002 was a period of tremendous volatility in the stock and bond markets. From November 2001 through April 2002, the stock market remained largely above where it started. From May through October 2002, however, stocks in general declined sharply, ending the period at levels not seen since 1997.

During the year ended October 31, 2002, the Federal Reserve lowered interest rates twice, with both moves occurring in the latter portion of 2001. During the first 10 months of 2002, the Fed left interest rates unchanged, allowing natural market forces to move interest rates and security prices.

To stem a continuing tide of stock market losses, investors moved money into the income markets, causing demand for all types of debt securities to increase and forcing yields to decline across most segments of the yield curve. Early expectations that the Fed would raise interest rates eventually gave way to widespread anticipation of Fed easing. This moved the short-term yield curve from a steeply positive slope in April 2002 to an inverted position in October 2002.

Throughout the reporting period, New York Life Investment Management LLC continued to apply disciplined and time-tested investment principles in all of our Institutional Funds. Our rigorous process seeks to keep our investments on track, even when market psychology shifts or interest-rate expectations change. While economic and political reports may vary over time, our focus on preserving capital, maintaining liquidity, and providing competitive returns has never wavered. Our steadfast commitment to shareholder value helps us seek strong performance, wherever the markets may turn.

The following report describes the factors and decisions that influenced New York Life Investment Management Institutional Funds during the fiscal year ended October 31, 2002. With consistent application of well-defined investment strategies, our portfolio managers are pursuing the objectives that originally attracted you to our Funds. At the same time, we're renewing our commitment to quality, integrity, and service, which gives you another attractive reason to stay invested with us.

Sincerely,

/s/ STEPHEN C. ROUSSIN

Stephen C. Roussin
November 2002

New York Life Investment Management
Institutional Funds
--------------------------------------------------------------------------------

ECONOMIC REVIEW

During the 12-month reporting period ended October 31, 2002, the Federal Reserve lowered its targeted federal funds rate two times. In November 2001 the Fed eased 50 basis points, and in December 2001 it cut the targeted federal funds rate by another 25 basis points. After that, the Fed allowed interest rates to move with natural market forces throughout the first 10 months of 2002.

Short-term yields have been highly volatile during this period. The fluctuations reflected market uncertainty about the economy, currency values, commodity prices, and the stock market. During the first 10 months of 2002, 12-month LIBOR(1) traded within a 144 basis point range--from a low of 1.64% to a high of 3.08%. The range is particularly significant in a period when the Federal Reserve stayed largely out of sight. Six-month Treasury-bill yields were also volatile, trading within a 71 basis point range--from a low of 1.42% to a high of 2.13%.

The short-term yield curve--the difference in yield between 12-month LIBOR and one-month LIBOR--changed dramatically during the first 10 months of 2002, from a steep 119 basis points in April 2002, to an inverted posture in October 2002. An upward sloping yield curve suggests that the market anticipates higher interest rates, while an inverted yield curve signals just the opposite.

Early in 2002, most investors expected an economic recovery that could have prompted the Fed to raise interest rates to keep inflation in check. After a series of corporate accounting scandals, layoffs, and weak earnings reports, however, consumer confidence fell and the stock market floundered. With a growing budget deficit and mounting concern over the potential cost of tensions in Iraq, market sentiment changed. Many believed that the Fed would have to lower interest rates to prevent further economic erosion.

PERFORMANCE REVIEW

----------------------------------------------------------------
    NEW YORK LIFE INVESTMENT       CURRENT  EFFECTIVE  WEIGHTED
 MANAGEMENT INSTITUTIONAL FUNDS     7-DAY     7-DAY     AVERAGE
(ALL DATA AS OF OCTOBER 31, 2002)   YIELD     YIELD    MATURITY
----------------------------------------------------------------
 Prime Cash Fund
  Institutional Class Shares        1.75%     1.77%     45 days
----------------------------------------------------------------
 Prime Cash Fund
  Service Class Shares              1.50%     1.52%     45 days
----------------------------------------------------------------
 U.S. Government Cash Fund
  Institutional Class Shares        1.64%     1.65%     54 days
----------------------------------------------------------------
 U.S. Government Cash Fund
  Service Class Shares              1.39%     1.40%     54 days
----------------------------------------------------------------
 Treasury Cash Fund
  Institutional Class Shares        1.61%     1.63%     44 days
----------------------------------------------------------------
 Treasury Cash Fund
  Service Class Shares              1.36%     1.37%     44 days
----------------------------------------------------------------

Past performance is no guarantee of future results and yields will fluctuate. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Performance tables do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Yields shown reflect certain fee waivers. Had these fee waivers not been in effect, results would have been lower.

INVESTMENT STRATEGIES

New York Life Investment Management Institutional Funds--Prime Cash Fund, U.S. Government Cash Fund, and Treasury Cash Fund--maintained a weighted average maturity between 32 and 63 days throughout the reporting period. Each of the Funds maintained a duration that was consistent with a neutral outlook for the first half of the reporting period and with a lower interest-rate outlook for the second half of the reporting period.

--------------------------------------------------------------------------------
(1) The London interbank offered rate (LIBOR) is a floating rate that is widely used as a base rate in bank, corporate, and government lending agreements.

The investment focus of each Fund varied with its allowable investments. The Prime Cash Fund found value in floating-rate corporate bonds, asset-backed securities, and government securities. Among the significant purchases in this Fund were a Bank of America fixed-rate note and a JP MorganChase floating-rate corporate note. The Fund also benefited from a Federal Home Loan callable issue and a number of AAA-rated(2) asset-backed auto-loan issues, including securities for USAA, Americredit, and Marshall & Ilsley, among others. Over the course of the Fund's fiscal year, we increased the Fund's allocation to repurchase agreements and asset-backed securities, and due to the fact that higher-quality paper, including asset-backed securities and agencies, became more attractive as the yield spreads between commercial paper and these securities narrowed, we reduced the Fund's exposure to commercial paper.

The U.S. Government Cash Fund found value in agency discount notes, floating-rate securities, and repurchase agreements. Over the course of the Fund's fiscal year, we increased exposure in these categories and reduced the Fund's exposure to agency coupon issues. Significant purchases for the Fund during the reporting period included two Federal Home Loan callable issues and a Farm Credit Treasury-bill floater.

The Treasury Cash Fund continued to concentrate on U.S. Treasury bills and repurchase agreements backed by Treasury securities. Although the Fund generally increased exposure to Treasury bills and decreased exposure to Treasury coupon issues, among the Fund's significant purchases during the reporting period were long-term Treasury coupon issues that mature in the third quarter of 2003.

LOOKING AHEAD

Shortly after the Fund's fiscal year came to a close, the Federal Reserve lowered the targeted federal funds rate by 50 basis points to 1.25%. This move, which was widely anticipated by investors, brings the targeted federal funds rate to its lowest level in more than 40 years. In the money markets, lower interest rates generally intensify competition for yield, which has been a recurring theme in recent years. The full impact of lower interest rates on the economy remains to be seen.

Whatever the markets or the economy may bring, we will continue to seek an appropriate balance of capital preservation, liquidity, and current income in each of our Institutional Funds.

BRETT E. CHAPPELL
DAVID E. CLEMENT, CFA
Portfolio Managers
New York Life Investment Management LLC

--------------------------------------------------------------------------------
(2) Debt rated AAA has the highest rating assigned by Standard & Poor's, and according to Standard & Poor's, the obligor's capacity to meet its financial commitment on the obligation is extremely strong. When applied to Fund holdings, ratings are based solely on the creditworthiness of the bonds in the portfolio and are not meant to represent the security or safety of the Fund.

                         NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS

PRIME CASH FUND
PORTFOLIO OF INVESTMENTS
October 31, 2002

SHORT-TERM INVESTMENTS (100.5%)+

                              PRINCIPAL          AMORTIZED
                                AMOUNT              COST
                             -----------------------------
INVESTMENT IN SECURITIES (74.3%)
ASSET-BACKED SECURITIES (1.4%)
Americredit Automobile
 Receivables Trust
 Series 2002-C, Class A1
 1.713%, due 9/8/03 (a)....  $  2,406,638      $    2,406,638
M&I Auto Loan Trust
 Series 2002-1, Class A1
 1.77%, due 10/20/03 (a)...     5,000,000           5,000,000
National City Auto
 Receivables Trust
 Series 2002-A, Class A1
 2.04%, due 3/15/03 (a)....       404,950             404,950
USAA Auto Owner Trust
 Series 2002-1, Class A1
 1.789%, due 10/15/03 (a)..     6,054,051           6,054,051
World Omni Auto Receivables
 Trust
 Series 2002-A, Class A1
 1.87%, due 7/15/03 (a)....     2,883,029           2,883,029
                                               --------------
                                                   16,748,668
                                               --------------
CERTIFICATES OF DEPOSIT (1.2%)
Deutsche Bank AG
 2.30%, due 11/19/02 (a)...    10,000,000           9,999,387
Nordea Bank Finland PLC,
 New York
 2.69%, due 3/11/03 (a)....     5,000,000           5,000,000
                                               --------------
                                                   14,999,387
                                               --------------
COMMERCIAL PAPER (58.2%)
Abbott Laboratories
 1.71%, due 11/8/02........     9,000,000           8,997,008
Alcoa Inc.
 1.72%, 11/1/02............    25,000,000          25,000,000
Archer Daniels Midland Co.
 1.60%, due 2/5/03.........    25,000,000          24,893,333
 1.72%, due 12/3/02........     5,000,000           4,992,356
Barton Capital Corp.
 1.77%, due 11/15/02.......    10,000,000           9,993,117
Bristol Myers Squibb
 1.73%, due 11/14/02.......    10,000,000           9,993,753
Caterpillar Inc.
 1.65%, due 12/4/02........     9,675,000           9,660,367
 1.69%, due 12/16/02.......    10,000,000           9,978,875
CIESCO LP
 1.75%, due 12/6/02........    25,000,000          24,957,465
Citicorp
 1.72%, due 12/20/02.......    10,000,000           9,976,589
Coca-Cola Enterprises Inc.
 1.80%, due 11/12/02.......    10,000,000           9,994,500
CXC, Inc.
 1.70%, due 11/5/02 (c)....     5,000,000           4,999,056
Delaware Funding Corp.
 1.76%, due 11/18/02.......    10,000,000           9,991,689
 1.77%, due 1/13/03........    20,431,000          20,357,670

                               PRINCIPAL          AMORTIZED
                                 AMOUNT              COST
                             --------------------------------
COMMERCIAL PAPER (CONTINUED)
Edison Asset Securitization
 1.77%, due 1/27/03........  $ 10,000,000      $    9,957,225
 1.77%, due 3/25/03........    19,000,000          18,865,480
Enterprise Funding Corp.
 1.75%, due 12/19/02.......    10,000,000           9,976,667
 1.78%, due 11/5/02........    20,000,000          19,996,044
General Electric Co.
 1.71%, due 12/6/02........    10,000,000           9,983,375
Govco, Inc.
 1.70%, due 11/15/02.......     5,000,000           4,996,694
 1.76%, due 12/17/02.......    20,000,000          19,955,022
International Business
 Machines Corp.
 1.72%, due 12/23/02.......    10,000,000           9,975,156
International Lease
 Finance Corp.
 1.72%, due 12/5/02........     8,715,000           8,700,843
JP Morgan Chase
 1.75%, due 11/14/02.......    20,000,000          19,987,361
Johnson & Johnson Co.
 1.73%, due 2/27/03........    10,000,000           9,943,294
Kitty Hawk Funding
 1.70%, due 11/7/02........     5,000,000           4,998,583
 1.77%, due 11/21/02.......    25,000,000          24,975,417
Market Street Funding Corp.
 1.77%, due 11/18/02.......    10,000,000           9,991,642
 1.79%, due 11/4/02........    10,000,000           9,998,508
Marsh & McLennan Cos.
 1.72%, due 11/21/02.......     5,000,000           4,995,222
Marshall & Ilsley Corp.
 1.74%, due 11/22/02.......    10,000,000           9,989,850
May Department Stores
 1.74%, due 1/21/03........    10,000,000           9,960,850
McGraw Hill Inc.
 1.70%, due 11/26/02.......    10,000,000           9,988,194
Merck & Co., Inc.
 1.70%, due 11/15/02.......    15,000,000          14,990,083
Minnesota Mining &
 Manufacturing
 1.70%, due 11/20/02.......    10,000,000           9,991,028
Morgan Stanley
 1.76%, due 12/10/02.......    25,000,000          24,952,333
Moriarty Ltd.
 1.76%, due 3/21/03........    20,000,000          19,863,111
 1.78%, due 12/2/02........    15,000,000          14,977,008
Motiva Enterprises LLC
 1.72%, due 11/4/02........     5,000,000           4,999,283
PACCAR Financial Corp.
 1.55%, due 1/23/03........    15,975,000          15,917,912
Park Avenue Receivables
 Corp.
 1.73%, due 11/27/02.......    25,000,000          24,968,764
 1.76%, due 11/19/02.......    10,000,000           9,991,200
Pennine Funding LLC
 1.75%, due 11/13/02.......    15,000,000          14,991,250

+ Percentages indicated are based on Fund net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

PRIME CASH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
October 31, 2002

SHORT-TERM INVESTMENTS (CONTINUED)

                               PRINCIPAL         AMORTIZED
                                 AMOUNT             COST
                             --------------------------------
COMMERCIAL PAPER (CONTINUED)
Pfizer, Inc.
 1.64%, due 12/18/02.......  $ 25,000,000      $   24,946,472
Pitney Bowes Inc.
 1.71%, due 11/25/02.......     5,000,000           4,994,300
Procter & Gamble Co.
 1.72%, due 12/18/02.......    10,000,000           9,977,544
Sheffield Receivables Corp.
 1.80%, due 11/7/02........    15,000,000          14,995,500
Variable Funding Capital
 Corp.
 1.76%, due 11/6/02........    25,000,000          24,993,889
Wells Fargo & Co.
 1.71%, due 11/6/02........     5,000,000           4,998,813
Windmill Funding Corp.
 1.77%, due 11/20/02.......    20,000,000          19,981,317
World Omni Vehicle
 Leasing, Inc.
 1.77%, due 11/7/02........    10,000,000           9,997,050
 1.80%, due 11/25/02.......    25,000,000          24,970,000
                                               --------------
                                                  706,518,062
                                               --------------
CORPORATE BONDS (3.1%)
Bank of America Corp.
 6.85%, due 3/1/03 (a).....     5,000,000           5,071,662
 6.875%, due 6/1/03 (a)....     5,500,000           5,645,785
GTE Florida, Inc.
 6.31%, due 12/15/02 (a)...     2,100,000           2,109,689
General Electric Capital
 Corp.
 5.375%, due 1/15/03 (a)...     4,865,000           4,894,949
 5.88%, due 5/19/03 (a)....     3,500,000           3,569,205
Inter-American Development
 Bank
 7.00%, due 6/16/03 (a)....     4,000,000           4,119,390
Morgan Stanley
 7.125%, due 1/15/03 (a)...     5,725,000           5,777,870
Procter & Gamble Co.
 5.25%, due 9/15/03 (a)....     5,845,000           6,030,754
                                               --------------
                                                   37,219,304
                                               --------------
FEDERAL AGENCIES (6.4%)
Fannie Mae
(Discount Notes)
 1.50%, due 5/2/03.........    10,000,000           9,924,167
 1.76%, due 8/22/03........     5,000,000           4,928,133
Federal Farm Credit Bank
 2.25%, due 11/1/02 (a)....    10,000,000          10,000,000
 2.30%, due 12/3/02 (a)....     5,000,000           5,000,554
 3.125%, due 10/1/03 (a)...     5,000,000           5,062,030
(Discount Note)
 1.70%, due 7/25/03........     5,652,000           5,581,005
Federal Home Loan Bank
 1.612%, due 4/3/03
   (a)(b)..................     5,000,000           4,999,782
 1.85%, due 10/30/03 (a)...     4,500,000           4,500,000
 1.86%, due 11/10/03 (a)...     6,000,000           6,000,000
 2.05%, due 11/14/03 (a)...     4,750,000           4,750,000
 2.25%, due 8/14/03 (a)....     3,000,000           3,000,000

                               PRINCIPAL         AMORTIZED
                                 AMOUNT             COST
                             --------------------------------
FEDERAL AGENCIES (CONTINUED)
Freddie Mac
(Discount Notes)
 1.64%, due 1/9/03.........  $ 10,000,000      $    9,968,567
Student Loan Marketing
 Association
 2.25%, due 1/3/03 (a).....     3,500,000           3,499,856
                                               --------------
                                                   77,214,094
                                               --------------
MEDIUM-TERM NOTES (1.8%)
Citicorp
 1.843%, due 11/12/02
   (a)(b)..................     5,000,000           5,000,237
JP Morgan Chase & Co.
 1.87%, due 2/20/03
   (a)(b)..................     5,000,000           5,002,655
 1.976%, due 9/15/03
   (a)(b)..................     1,500,000           1,501,954
Merrill Lynch & Co.
 1.80%, due 5/30/03
   (a)(b)..................     5,000,000           4,999,969
Wells Fargo & Co.
 1.868%, due 3/31/03
   (a)(b)..................     5,000,000           5,002,315
                                               --------------
                                                   21,507,130
                                               --------------
TIME DEPOSITS (2.2%)
Banque Nationale De Paris
 1.77%, due 11/1/02........    27,000,000          27,000,000
                                               --------------
Total Investments in
 Securities
 (Amortized Cost
 $901,206,645).............                       901,206,645
                                               --------------
REPURCHASE AGREEMENTS (26.2%)
ABN AMRO Bank NV
 1.80%, dated 10/31/02,
 due 11/1/02
 Proceeds at maturity
 $23,001,150
 (Collateralized by
 $36,886,000 United
   States Treasury Note
   Strips (zero coupon),
   due 11/15/18
   Market Value
   $15,701,264.............
 $7,125,000 United States
   Treasury Note
   6.00%, due 8/15/04
   Market Value including
   accrued interest
   $7,760,831).............    23,000,000          23,000,000

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                         NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS

SHORT-TERM INVESTMENTS (CONTINUED)

                                PRINCIPAL        AMORTIZED
                                  AMOUNT            COST
                             --------------------------------
REPURCHASE AGREEMENTS (CONTINUED)
First Union National Bank
 1.84%, dated 10/31/02,
 due 11/1/02
 Proceeds at maturity
 $51,002,607
 (Collateralized by
 $951,000 United States
   Treasury Bill (zero
   coupon), due 1/2/03
   Market Value $948,481
 $37,031,000 United States
   Treasury Bond 8.125%,
   due 8/15/19
   Market Value
   including accrued
   interest $51,086,726)...  $ 51,000,000      $   51,000,000
Goldman Sachs & Co.
 1.85%, dated 10/31/02, due
 11/1/02
 Proceeds at maturity
 $220,220,316
   (Collateralized by
   $174,484,000 United
   States Treasury Bonds,
   6.25% - 10.375%, due
   11/15/12 - 8/15/23
   Market Value including
   accrued interest
   $224,740,992)...........   220,209,000         220,209,000

                                PRINCIPAL        AMORTIZED
                                  AMOUNT            COST
                             --------------------------------
REPURCHASE AGREEMENTS (CONTINUED)
Morgan Stanley
 1.83%, dated 10/31/02,
 due 11/1/02
 Proceeds at maturity
 $23,001,169
   (Collateralized by
   $18,508,000 United
   States Treasury
   Inflation Index Bond
   3.875%, due 4/15/29
   Market Value including
   accrued interest
   $23,574,906)............  $ 23,000,000      $   23,000,000
                                               --------------
Total Investments in
 Repurchase Agreements
 (Amortized Cost
 $317,209,000).............                       317,209,000
                                               --------------
Total Short-Term
 Investments
 (Amortized Cost
 $1,218,415,645) (d).......         100.5%      1,218,415,645
Liabilities in Excess of
 Cash and Other Assets.....          (0.5)         (5,608,520)
                             ------------      --------------
Net Assets.................         100.0%     $1,212,807,125
                             ============      ==============

------------
(a) Coupon interest bearing security.
(b) Floating rate. Rate shown is the rate in effect at October 31, 2002.
(c) May be sold to institutional investors only.
(d) The cost stated also represents the aggregate cost for federal income tax purposes.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

PRIME CASH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
October 31, 2002

The table below sets forth the diversification of Prime Cash Fund investments by industry.

INDUSTRY DIVERSIFICATION

                                AMORTIZED
                                   COST        PERCENT +
                              --------------------------
Beverages...................  $    9,994,500       0.8%
Banks -- Commercial Banks...      14,989,850       1.2
Banks -- Money Center
  Banks.....................      89,185,630       7.4
Banks -- Super Regional
  Banks.....................      10,001,127       0.8
Banks -- Supranational
  Banks.....................       4,119,390       0.4
Computers...................       9,975,156       0.8
Cosmetics and Toiletries....      16,008,298       1.3
Diversified Financial
  Services..................       8,464,154       0.7
Diversified Manufacturing...      14,982,431       1.2
Diversified Operations......       9,991,028       0.8
Finance -- Auto Loans.......      29,783,551       2.5
Finance -- Financial
  Assets....................      49,831,369       4.1
Finance -- Investment Bank/
  Broker....................      35,730,173       3.0
Finance -- Leasing Company..      41,556,583       3.4
Finance -- Loan
  Receivables...............      24,951,717       2.1
Finance -- Other services...      19,639,242       1.6
Finance -- Receivables......     133,735,369      11.0
Finance -- Trade & Term
  Receivables...............     140,249,146      11.6
Food -- Flour & Grain.......      29,885,689       2.5
Insurance...................       4,995,222       0.4
Medical -- Drugs............      58,927,316       4.9
Medical -- Products.........       9,943,294       0.8
Metal -- Aluminum...........      25,000,000       2.1
Multimedia..................       9,988,194       0.8
Office Automation
  Equipment.................       4,994,300       0.4
Oil Refining & Marketing....       4,999,283       0.4
Retail -- Department
  Stores....................       9,960,850       0.8
Telephone -- Integrated.....       2,109,689       0.2
U.S. Government & Federal
  Agencies..................     394,423,094      32.5
                              --------------     -----
                               1,218,415,645     100.5
Liabilities in Excess of
  Cash and Other Assets.....      (5,608,520)     (0.5)
                              --------------     -----
Net Assets..................  $1,212,807,125     100.0%
                              ==============     =====

------------

 + Percentages indicated are based on Fund net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                         NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS

PRIME CASH FUND
STATEMENT OF ASSETS AND LIABILITIES
As of October 31, 2002

ASSETS:
 Investments in securities, at value (amortized
   cost $901,206,645)...........................  $  901,206,645
 Investments in repurchase agreements, at value
   (amortized cost $317,209,000)................     317,209,000
 Cash...........................................             362
 Receivables:
   Interest.....................................       1,265,435
                                                  --------------
       Total assets.............................   1,219,681,442
                                                  --------------
LIABILITIES:
 Payables:
   Investments purchased........................       6,069,964
   Manager......................................          35,393
 Accrued expenses...............................          19,654
 Dividend payable...............................         749,306
                                                  --------------
       Total liabilities........................       6,874,317
                                                  --------------
 Net assets.....................................  $1,212,807,125
                                                  ==============
COMPOSITION OF NET ASSETS:
 Capital shares; 12 billion shares authorized
   for each class of shares.....................  $1,212,795,979
 Accumulated undistributed net realized gain on
   investments..................................          11,146
                                                  --------------
 Net assets.....................................  $1,212,807,125
                                                  ==============
Institutional Class
 Net assets applicable to outstanding shares....  $1,139,754,521
                                                  ==============
 Shares of beneficial interest issued and
   outstanding..................................   1,139,743,376
                                                  ==============
 Net asset value per share outstanding..........  $         1.00
                                                  ==============
Service Class
 Net assets applicable to outstanding shares....  $   73,052,604
                                                  ==============
 Shares of beneficial interest issued and
   outstanding..................................      73,052,603
                                                  ==============
 Net asset value per share outstanding..........  $         1.00
                                                  ==============

STATEMENT OF OPERATIONS
For the year ended October 31, 2002

INVESTMENT INCOME:
 Income:
   Interest........................................  $15,926,315
                                                     -----------
 Expenses:
   Manager.........................................    1,643,553
   Service Class...................................       75,824
   Trustees........................................       19,896
                                                     -----------
       Total expenses before waiver................    1,739,273
   Expense waiver from Manager.....................   (1,231,259)
                                                     -----------
       Net expenses................................      508,014
                                                     -----------
 Net investment income.............................   15,418,301
                                                     -----------
REALIZED GAIN ON INVESTMENTS:
 Net realized gain on investments..................       11,146
                                                     -----------
 Net increase in net assets resulting from
   operations......................................  $15,429,447
                                                     ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

PRIME CASH FUND
STATEMENT OF CHANGES IN NET ASSETS
For the year ended October 31, 2002
and the period May 24, 2001* through October 31, 2001

                                                                    2002               2001
                                                              ----------------   ----------------
INCREASE IN NET ASSETS:
  Operations:
    Net investment income...................................  $    15,418,301     $   5,252,747
    Net realized gain on investments........................           11,146               134
                                                              ---------------     -------------
    Net increase in net assets resulting from operations....       15,429,447         5,252,881
                                                              ---------------     -------------
  Dividends and distributions to shareholders:
    From net investment income:
      Institutional Class...................................      (14,952,172)       (5,252,148)
      Service Class.........................................         (466,129)             (599)
    From net realized gain on investments:
      Institutional Class...................................             (134)              --
                                                              ---------------     -------------
        Total dividends and distributions to shareholders...      (15,418,435)       (5,252,747)
                                                              ---------------     -------------
  Capital share transactions:
    Net proceeds from sale of shares:
      Institutional Class...................................    5,289,440,216       913,810,150
      Service Class.........................................    1,314,801,783           100,150
    Net asset value of shares issued to shareholders in
      reinvestment of dividends and distributions:
      Institutional Class...................................        3,032,370           132,535
      Service Class.........................................              860               223
                                                              ---------------     -------------
                                                                6,607,275,229       914,043,058
    Cost of shares redeemed:
      Institutional Class...................................   (4,600,026,545)     (466,679,350)
      Service Class.........................................   (1,241,850,413)              --
                                                              ---------------     -------------
      Increase in net assets derived from capital share
        transactions........................................      765,398,271       447,363,708
                                                              ---------------     -------------
      Net increase in net assets............................      765,409,283       447,363,842
NET ASSETS:
  Beginning of period.......................................      447,397,842            34,000
                                                              ---------------     -------------
  End of period.............................................  $ 1,212,807,125     $ 447,397,842
                                                              ===============     =============

------------
 * Commencement of investment operations.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                         NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS

PRIME CASH FUND
FINANCIAL HIGHLIGHTS
(Selected per share data and ratios)

                                                  INSTITUTIONAL    SERVICE      INSTITUTIONAL         SERVICE
                                                      CLASS         CLASS           CLASS              CLASS
                                                  -------------   ----------   ----------------   ----------------
                                                                                MAY 24, 2001*     AUGUST 15, 2001*
                                                          YEAR ENDED               THROUGH            THROUGH
                                                       OCTOBER 31, 2002        OCTOBER 31, 2001   OCTOBER 31, 2001
                                                  --------------------------   ----------------   ----------------
Net asset value at beginning of period..........   $     1.00     $     1.00      $     1.00         $     1.00
                                                   ----------     ----------      ----------         ----------
Net investment income...........................         0.02           0.02            0.02               0.01
Net realized gain on investments................         0.00(a)          --              --                 --
                                                   ----------     ----------      ----------         ----------
Total from investment operations................         0.02           0.02            0.02               0.01
                                                   ----------     ----------      ----------         ----------
Less dividends and distributions:
  From net investment income....................        (0.02)         (0.02)          (0.02)             (0.01)
  From net realized gain on investments.........        (0.00)(a)         --              --                 --
                                                   ----------     ----------      ----------         ----------
Total dividends and distributions...............        (0.02)         (0.02)          (0.02)             (0.01)
                                                   ----------     ----------      ----------         ----------
Net asset value at end of period................   $     1.00     $     1.00      $     1.00         $     1.00
                                                   ==========     ==========      ==========         ==========
Total investment return:........................         1.91%          1.65%           1.56%(b)           0.65%(b)
Ratios (to average net assets)/
  Supplemental Data:
  Net investment income.........................         1.88%          1.63%           3.47%+             3.00%+
  Net expenses..................................         0.05%          0.30%           0.13%+             0.31%+
  Expenses (before waiver)......................         0.20%          0.45%           0.21%+             0.46%+
Net assets at end of period (in 000's)..........   $1,139,755     $   73,053      $  447,297         $      100

------------

 *   Commencement of investment operations.
 +   Annualized.
(a)  Less than one cent per share.
(b)  Total return is not annualized.


  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

U.S. GOVERNMENT CASH FUND
PORTFOLIO OF INVESTMENTS
October 31, 2002

SHORT-TERM INVESTMENTS (99.3%)+
                                  PRINCIPAL     AMORTIZED
                                   AMOUNT          COST
                                 -------------------------
INVESTMENT IN SECURITIES (56.5%)
FANNIE MAE (13.5%)
 1.68%, due 12/5/02 (a)(b).....  $ 2,000,000   $  1,999,972
 4.00%, due 8/15/03 (a)........      295,000        300,459
 5.91%, due 8/25/03 (a)........    1,750,000      1,810,451
 6.00%, due 3/11/03 (a)........      100,000        101,387
 (Discount Notes)
 1.60%, due 11/27/02...........      707,000        706,183
 1.70%, due 11/1/02-11/27/02...    4,420,000      4,418,582
 1.72%, due 2/7/03.............      500,000        497,659
 1.75%, due 11/6/02-11/20/02...    2,300,000      2,299,240
 1.85%, due 3/7/03.............      500,000        496,763
 2.06%, due 5/2/03.............    1,000,000        989,586
                                               ------------
                                                 13,620,282
                                               ------------
FEDERAL FARM CREDIT BANK (11.5%)
 1.658%, due 12/17/03 (a)(b)...    2,000,000      2,000,000
 2.25%, due 11/1/02 (a)........    1,000,000      1,000,000
 2.30%, due 12/3/02 (a)........    1,000,000      1,000,111
 2.60%, due 3/21/03 (a)........      175,000        175,465
 3.125%, due 10/1/03 (a).......    1,000,000      1,012,406
 4.375%, due 5/1/03 (a)........      638,000        645,035
 5.31%, due 4/15/03 (a)........      500,000        507,188
 5.60%, due 1/14/03 (a)........    2,000,000      2,013,511
 6.25%, due 12/2/02 (a)........      100,000        100,375
 6.75%, due 1/13/03 (a)........      100,000        100,926
 (Discount Notes)
 1.67%, due 3/4/03.............      590,000        586,634
 1.70%, due 11/5/02-11/18/02...    1,382,000      1,381,523
 2.12%, due 1/2/03.............    1,000,000        996,349
                                               ------------
                                                 11,519,523
                                               ------------
FEDERAL HOME LOAN BANK (16.9%)
 1.612%, due 4/3/03 (a)(b).....    3,000,000      2,999,869
 1.85%, due 10/30/03 (a).......      500,000        500,000
 1.898%, due 3/4/03 (a)(b).....    3,000,000      3,002,229
 2.05%, due 11/14/03 (a).......      250,000        250,000
 2.25%, due 8/14/03 (a)........    1,000,000      1,000,000
 2.375%, due 6/10/03 (a).......      500,000        500,700
 2.625%, due 4/17/03 (a).......      480,000        481,196
 4.50%, due 4/25/03-5/15/03
   (a).........................      935,000        947,148
 4.775%, due 10/15/03 (a)......      250,000        257,323
 5.125%, due 9/15/03 (a).......      605,000        623,126
 5.695%, due 2/20/03 (a).......    1,250,000      1,262,923
 (Discount Notes)
 1.67%, due 7/18/03............      700,000        691,590
 1.70%, due 11/5/02-8/15/03....    4,050,000      4,041,930
 1.73%, due 11/27/02...........      350,000        349,563
 1.75%, due 9/5/03.............      100,000         98,503
                                               ------------
                                                 17,006,100
                                               ------------
FREDDIE MAC (5.6%)
 2.25%, due 11/21/02 (a).......    1,000,000        999,989
 (Discount Notes)
 1.66%, due 11/26/02...........    2,000,000      1,997,694
 1.70%, due 8/29/03-9/12/03....    1,350,000      1,330,481
 1.73%, due 4/25/03............      500,000        495,795
 1.75%, due 11/14/02...........      777,000        776,509
                                               ------------
                                                  5,600,468
                                               ------------
INTER-AMERICAN DEVELOPMENT BANK (1.0%)
 7.00%, due 6/16/03 (a)........    1,000,000      1,029,848
                                               ------------

                                   PRINCIPAL    AMORTIZED
                                     AMOUNT        COST
                                 --------------------------
INTERNATIONAL BANK FOR RECONSTRUCTION & DEVELOPMENT (1.0%)
 5.625%, due 3/17/03 (a).......  $ 1,000,000   $  1,013,032
                                               ------------
STUDENT LOAN MARKETING ASSOCIATION (5.2%)
 2.00%, due 2/14/03 (a)........    1,000,000        999,800
 2.058%, due 11/14/02 (a)......    2,000,000      2,000,271
 2.18%, due 7/1/03 (a).........      500,000        500,291
 2.25%, due 1/3/03 (a).........      540,000        539,978
 (Discount Notes)
 1.65%, due 5/15/03............      582,000        576,798
 1.70%, due 2/18/03............      100,000         99,485
 1.72%, due 2/7/03.............      500,000        497,659
                                               ------------
                                                  5,214,282
                                               ------------
TENNESSEE VALLEY AUTHORITY (1.0%)
 (Discount Note)
 1.70%, due 11/18/02...........    1,000,000        999,197
                                               ------------
UNITED STATES TREASURY NOTES (0.8%)
 4.625%, due 2/28/03 (a).......      500,000        503,434
 5.625%, due 11/30/02 (a)......      300,000        300,798
                                               ------------
                                                    804,232
                                               ------------
Total Investments in Securities
 (Amortized Cost $56,806,964)..                  56,806,964
                                               ------------
REPURCHASE AGREEMENTS (42.8%)
ABN AMRO Bank NV
 1.80%, dated 10/31/02,
 due 11/1/02
 Proceeds at maturity
 $4,000,200
 (Collateralized by
 $3,747,000 United States
   Treasury Note 6.00%, due
   8/15/04 Market Value
   including accrued interest
   $4,081,380).................    4,000,000      4,000,000
First Union National Bank
 1.84%, dated 10/31/02,
 due 11/1/02
 Proceeds at maturity
 $17,000,869
 (Collateralized by
 $12,573,000 United States
   Treasury Bond 8.125%, due
   8/15/19 Market Value
   including accrued interest
   $17,345,290)................   17,000,000     17,000,000
Goldman Sachs & Co.
 1.85%, dated 10/31/02,
 due 11/1/02
 Proceeds at maturity
 $18,085,929
 (Collateralized by
 $12,651,000 United States
   Treasury Bond 8.75%, due
   5/15/17 Market Value
   including accrued interest
   $18,458,383)................   18,085,000     18,085,000

+ Percentages indicated are based on Fund net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                         NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS

                                  PRINCIPAL     AMORTIZED
                                    AMOUNT         COST
                                 --------------------------
REPURCHASE AGREEMENTS (CONTINUED)
Morgan Stanley
 1.83%, dated 10/31/02,
 due 11/1/02
 Proceeds at maturity
 $4,000,203
 (Collateralized by
 $3,203,000 United States
   Treasury Inflation Index
   Bond 3.875%, due 4/15/29
   Market Value including
   accrued interest
   $4,079,880).................  $ 4,000,000   $  4,000,000
                                               ------------
Total Investments in Repurchase
 Agreements (Amortized Cost
 $43,085,000)..................                  43,085,000
                                               ------------
Total Short-Term Investments
 (Amortized Cost $99,891,964)
 (c)...........................         99.3%    99,891,964
Cash and Other Assets,
 Less Liabilities..............          0.7        737,571
                                 -----------    -----------
Net Assets.....................        100.0%  $100,629,535
                                 ===========    ===========

------------
(a) Coupon interest bearing security.
(b) Floating rate. Rate shown is the rate in effect at October 31, 2002.
(c) The cost stated also represents the aggregate cost for federal income tax purposes.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

U.S. GOVERNMENT CASH FUND
STATEMENT OF ASSETS AND LIABILITIES
As of October 31, 2002

ASSETS:
 Investments in securities, at value (amortized
   cost $56,806,964)..............................  $ 56,806,964
 Investments in repurchase agreements, at value
   (amortized cost $43,085,000)...................    43,085,000
 Cash.............................................           827
 Receivables:
   Investments sold...............................       502,600
   Interest.......................................       247,790
                                                    ------------
       Total assets...............................   100,643,181
                                                    ------------
LIABILITIES:
 Payables:
   Manager........................................        12,926
 Accrued expenses.................................           720
                                                    ------------
       Total liabilities..........................        13,646
                                                    ------------
 Net assets.......................................  $100,629,535
                                                    ============
COMPOSITION OF NET ASSETS:
 Capital shares; 12 billion shares authorized for
   each class of shares...........................  $100,626,990
 Accumulated undistributed net realized gain on
   investments....................................         2,545
                                                    ------------
 Net assets.......................................  $100,629,535
                                                    ============
Institutional Class
 Net assets applicable to outstanding shares......  $100,528,187
                                                    ============
 Shares of beneficial interest issued and
   outstanding....................................   100,525,815
                                                    ============
 Net asset value per share outstanding............  $       1.00
                                                    ============
Service Class
 Net assets applicable to outstanding shares......  $    101,348
                                                    ============
 Shares of beneficial interest issued and
   outstanding....................................       101,175
                                                    ============
 Net asset value per share outstanding............  $       1.00
                                                    ============

STATEMENT OF OPERATIONS
For the year ended October 31, 2002

INVESTMENT INCOME:
 Income:
   Interest.........................................  $2,701,436
                                                      ----------
 Expenses:
   Manager..........................................     272,898
   Service Class....................................      63,415
   Trustees.........................................       3,727
                                                      ----------
       Total expenses before waiver.................     340,040
   Expense waiver from Manager......................    (159,534)
                                                      ----------
       Net expenses.................................     180,506
                                                      ----------
 Net investment income..............................   2,520,930
                                                      ----------
REALIZED GAIN ON INVESTMENTS:
 Net realized gain on investments...................       2,545
                                                      ----------
 Net increase in net assets resulting from
   operations.......................................  $2,523,475
                                                      ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                         NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS

U.S. GOVERNMENT CASH FUND
STATEMENT OF CHANGES IN NET ASSETS
For the year ended October 31, 2002
and the period May 24, 2001* through October 31, 2001

                                                                    2002               2001
                                                              ----------------   ----------------
INCREASE IN NET ASSETS:
  Operations:
    Net investment income...................................   $   2,520,930       $  1,515,089
    Net realized gain on investments........................           2,545                300
                                                               -------------       ------------
    Net increase in net assets resulting from operations....       2,523,475          1,515,389
                                                               -------------       ------------
  Dividends and distributions to shareholders:
    From net investment income:
      Institutional Class...................................      (2,115,086)        (1,514,515)
      Service Class.........................................        (405,844)              (574)
    From net realized gain on investments:
      Institutional Class...................................            (300)                --
                                                               -------------       ------------
        Total dividends and distributions to shareholders...      (2,521,230)        (1,515,089)
                                                               -------------       ------------
  Capital share transactions:
    Net proceeds from sale of shares:
      Institutional Class...................................     582,737,497        100,000,150
      Service Class.........................................     273,406,731            100,150
    Net asset value of shares issued to shareholders in
      reinvestment of dividends and distributions:
      Institutional Class...................................         693,198                232
      Service Class.........................................             847                208
                                                               -------------       ------------
                                                                 856,838,273        100,100,740
    Cost of shares redeemed:
      Institutional Class...................................    (582,838,307)           (99,955)
      Service Class.........................................    (273,406,761)                --
                                                               -------------       ------------
      Increase in net assets derived from capital share
        transactions........................................         593,205        100,000,785
                                                               -------------       ------------
      Net increase in net assets............................         595,450        100,001,085
NET ASSETS:
  Beginning of period.......................................     100,034,085             33,000
                                                               -------------       ------------
  End of period.............................................   $ 100,629,535       $100,034,085
                                                               =============       ============

------------
 * Commencement of investment operations.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

U.S. GOVERNMENT CASH FUND
FINANCIAL HIGHLIGHTS
(Selected per share data and ratios)

                                                     INSTITUTIONAL   SERVICE    INSTITUTIONAL          SERVICE
                                                         CLASS        CLASS         CLASS               CLASS
                                                     -------------   -------   ----------------   -----------------
                                                                                MAY 24, 2001*     AUGUST 15, 2001*
                                                           YEAR ENDED              THROUGH             THROUGH
                                                        OCTOBER 31, 2002       OCTOBER 31, 2001   OCTOBER 31, 2001
                                                     -----------------------   ----------------   -----------------
Net asset value at beginning of period.............    $   1.00      $ 1.00        $  1.00             $ 1.00
                                                       --------      ------        -------             ------
Net investment income..............................        0.02        0.02           0.02               0.01
Net realized gain on investments...................        0.00(a)       --             --                 --
                                                       --------      ------        -------             ------
Total from investment operations...................        0.02        0.02           0.02               0.01
                                                       --------      ------        -------             ------
Less dividends and distributions:
  From net investment income.......................       (0.02)      (0.02)         (0.02)             (0.01)
  From net realized gain on investments............       (0.00)(a)      --             --                 --
                                                       --------      ------        -------             ------
Total dividends and distributions..................       (0.02)      (0.02)         (0.02)             (0.01)
                                                       --------      ------        -------             ------
Net asset value at end of period...................    $   1.00      $ 1.00        $  1.00             $ 1.00
                                                       ========      ======        =======             ======
Total investment return:...........................        1.91%       1.65%          1.52%(b)           0.63%(b)
Ratios (to average net assets)/
  Supplemental Data:
  Net investment income............................        1.89%       1.64%          3.43%+             2.88%+
  Net expenses.....................................        0.09%       0.34%          0.14%+             0.31%+
  Expenses (before waiver).........................        0.20%       0.45%          0.21%+             0.46%+
Net assets at end of period (in 000's).............    $100,528      $  101        $99,934             $  100

------------
 *  Commencement of investment operations.
 +  Annualized.
(a) Less than one cent per share.
(b) Total return is not annualized.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                         NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS

TREASURY CASH FUND
PORTFOLIO OF INVESTMENTS
October 31, 2002

SHORT-TERM INVESTMENTS (100.0%)+
                                  PRINCIPAL     AMORTIZED
                                   AMOUNT          COST
                                 -------------------------
INVESTMENT IN SECURITIES (58.6%)
UNITED STATES TREASURY BILLS (50.5%)
 (Discount Notes)
 1.43%, due 5/1/03.............  $ 1,000,000   $    992,810
 1.47%, due 3/20/03-3/27/03....    1,500,000      1,491,193
 1.48%, due 12/12/02-4/3/03....    5,000,000      4,986,433
 1.50%, due 2/27/03-4/10/03....    3,000,000      2,983,220
 1.52%, due 1/16/03-2/20/03....    3,500,000      3,485,828
 1.53%, due 11/14/02-3/20/03...   14,000,000     13,976,633
 1.54%, due 11/7/02-2/6/03.....    8,000,000      7,990,772
 1.56%, due 3/6/03.............    1,000,000        994,601
 1.57%, due 11/7/02-2/6/03.....    6,000,000      5,990,189
 1.58%, due 12/5/02-3/20/03....    2,000,000      1,994,710
 1.59%, due 12/5/02............    1,000,000        998,498
 1.60%, due 12/12/02-1/2/03....    1,500,000      1,496,333
 1.61%, due 11/14/02-1/9/03....    3,750,000      3,742,898
 1.62%, due 11/7/02-2/27/03....    8,000,000      7,985,885
 1.63%, due 11/14/02-12/12/02..    4,000,000      3,996,389
 1.64%, due 11/14/02-4/24/03...    8,000,000      7,974,226
 1.65%, due 11/21/02-3/13/03...   10,000,000      9,977,692
 1.66%, due 4/17/03............    1,000,000        992,323
 1.67%, due 11/21/02-11/29/02..    2,000,000      1,997,778
 1.68%, due 11/14/02...........    1,000,000        999,395
 1.69%, due 1/30/03............    1,000,000        995,765
 1.70%, due 12/5/02-1/9/03.....    4,000,000      3,990,272
 1.71%, due 11/14/02-1/16/03...    2,750,000      2,742,993
 1.72%, due 11/21/02-11/29/02..      500,000        499,428
 1.73%, due 12/5/02-12/26/02...    2,000,000      1,995,388
 1.78%, due 11/7/02............    2,000,000      1,999,407
                                               ------------
                                                 97,271,059
                                               ------------
UNITED STATES TREASURY NOTES (8.1%)
 2.75%, due 9/30/03-10/31/03
 (a)...........................    3,000,000      3,031,318
 3.625%, due 8/31/03 (a).......    1,500,000      1,524,076
 3.875%, due 6/30/03-7/31/03
 (a)...........................    2,500,000      2,536,270
 4.00%, due 4/30/03 (a)........      500,000        505,092
 4.25%, due 3/31/03-5/31/03
 (a)...........................    1,000,000      1,011,297
 4.625%, due 2/28/03 (a).......    2,000,000      2,015,123
 4.75%, due 1/31/03 (a)........    2,000,000      2,012,878
 5.125%, due 12/31/02 (a)......    2,000,000      2,009,964
 5.625%, due 11/30/02 (a)......    1,000,000      1,002,757
                                               ------------
                                                 15,648,775
                                               ------------
Total Investments in Securities
 (Amortized Cost
 $112,919,834).................                 112,919,834
                                               ------------

                                  PRINCIPAL     AMORTIZED
                                   AMOUNT          COST
                                 -------------------------
REPURCHASE AGREEMENTS (41.4%)
ABN AMRO Bank NV 1.80%, dated
 10/31/02,
 due 11/1/02
 Proceeds at maturity
 $8,000,400
 (Collateralized by
 $11,918,000 United States
   Treasury Note Strips (zero
   coupon), due 11/15/18 Market
   Value $5,073,135
 $2,705,000 United States
   Treasury Note 7.50%, due
   2/15/05 Market Value
   including accrued interest
   $3,088,631).................  $ 8,000,000   $  8,000,000
First Union National Bank
 1.84%, dated 10/31/02
 due 11/1/02
 Proceeds at maturity
 $32,001,636
 (Collateralized by
 $23,832,000 United States
   Treasury Bonds
   7.50% - 8.125%, due
   11/15/16 - 8/15/19
   Market Value including
   accrued interest
   $32,650,972)................   32,000,000     32,000,000
Goldman Sachs & Co.
 1.85%, dated 10/31/02
 due 11/1/02
 Proceeds at maturity
 $31,849,637
 (Collateralized by
 $32,687,000 United States
   Treasury Bill
   (zero coupon),
   due 4/3/03 Market Value
   $32,485,746)................   31,848,000     31,848,000

------------
+ Percentages indicated are based on Fund net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

TREASURY CASH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
October 31, 2002


                                  PRINCIPAL      AMORTIZED
                                   AMOUNT           COST
                                 ---------------------------
REPURCHASE AGREEMENTS (CONTINUED)
Morgan Stanley
 1.83%, dated 10/31/02
 due 11/1/02
 Proceeds at maturity
 $8,000,407
 (Collateralized by
 $6,406,000 United States
   Treasury Inflation Index
   Bond 3.875%,
   due 4/15/29
   Market Value including
   accrued interest
   $8,159,761).................  $ 8,000,000     $  8,000,000
                                                 ------------
Total Investments in Repurchase
 Agreements (Amortized Cost
 $79,848,000)..................                    79,848,000
                                                 ------------
Total Short-Term Investments
 (Amortized Cost $192,767,834)
 (b)...........................        100.0%     192,767,834
Cash and Other Assets
 Less Liabilities..............          0.0(c)        14,174
                                 -----------     ------------
Net Assets.....................        100.0%    $192,782,008
                                 ===========     ============

------------
(a)  Coupon interest bearing security.
(b) The cost stated also represents the aggregate cost for federal income tax purposes.
(c)  Less than one tenth of a percent.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                         NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS

TREASURY CASH FUND
STATEMENT OF ASSETS AND LIABILITIES
As of October 31, 2002

ASSETS:
 Investments in securities, at value (amortized
   cost $112,919,834).............................  $112,919,834
 Investments in repurchase agreements, at value
   (amortized cost $79,848,000)...................    79,848,000
 Cash.............................................           709
 Receivables:
   Interest.......................................       153,799
                                                    ------------
       Total assets...............................   192,922,342
                                                    ------------
LIABILITIES:
 Payables:
   Manager........................................         8,281
 Accrued expenses.................................        21,261
 Dividend payable.................................       110,792
                                                    ------------
       Total liabilities..........................       140,334
                                                    ------------
 Net assets.......................................  $192,782,008
                                                    ============
COMPOSITION OF NET ASSETS:
 Capital shares; 12 billion shares authorized for
   each class of shares...........................  $192,777,941
 Accumulated undistributed net realized gain on
   investments....................................         4,067
                                                    ------------
 Net assets.......................................  $192,782,008
                                                    ============
Institutional Class
 Net assets applicable to outstanding shares......  $100,456,544
                                                    ============
 Shares of beneficial interest issued and
   outstanding....................................   100,452,729
                                                    ============
 Net asset value per share outstanding............  $       1.00
                                                    ============
Service Class
 Net assets applicable to outstanding shares......  $ 92,325,464
                                                    ============
 Shares of beneficial interest issued and
   outstanding....................................    92,325,212
                                                    ============
 Net asset value per share outstanding............  $       1.00
                                                    ============

STATEMENT OF OPERATIONS
For the year ended October 31, 2002

INVESTMENT INCOME:
 Income:
   Interest.........................................  $2,690,284
                                                      ----------
 Expenses:
   Manager..........................................     285,923
   Service Class....................................      92,145
   Trustees.........................................       4,354
                                                      ----------
       Total expenses before waiver.................     382,422
   Expense waiver from Manager......................    (214,441)
                                                      ----------
       Net expenses.................................     167,981
                                                      ----------
 Net investment income..............................   2,522,303
                                                      ----------
REALIZED GAIN ON INVESTMENTS:
 Net realized gain on investments...................       4,067
                                                      ----------
 Net increase in net assets resulting from
   operations.......................................  $2,526,370
                                                      ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

TREASURY CASH FUND
STATEMENT OF CHANGES IN NET ASSETS
For the year ended October 31, 2002
and the period May 24, 2001* through October 31, 2001

                                                                  2002               2001
                                                              -------------      ------------
INCREASE IN NET ASSETS:
  Operations:
    Net investment income...................................  $   2,522,303      $  1,468,271
    Net realized gain on investments........................          4,067             2,981
                                                              -------------      ------------
    Net increase in net assets resulting from operations....      2,526,370         1,471,252
                                                              -------------      ------------
  Dividends and distributions to shareholders:
    From net investment income:
      Institutional Class...................................     (1,982,245)       (1,467,716)
      Service Class.........................................       (540,058)             (555)
    From net realized gain on investments:
      Institutional Class...................................         (2,981)               --
                                                              -------------      ------------
        Total dividends and distributions to shareholders...     (2,525,284)       (1,468,271)
                                                              -------------      ------------
  Capital share transactions:
    Net proceeds from sale of shares:
      Institutional Class...................................    413,209,839       100,000,150
      Service Class.........................................    199,725,330           100,150
    Net asset value of shares issued to shareholders in
     reinvestment of dividends and distributions:
      Institutional Class...................................        519,341               223
      Service Class.........................................            843               202
                                                              -------------      ------------
                                                                613,455,353       100,100,725
    Cost of shares redeemed:
      Institutional Class...................................   (413,209,868)          (99,956)
      Service Class.........................................   (107,501,313)               --
                                                              -------------      ------------
      Increase in net assets derived from capital share
       transactions.........................................     92,744,172       100,000,769
                                                              -------------      ------------
      Net increase in net assets............................     92,745,258       100,003,750
NET ASSETS:
  Beginning of period.......................................    100,036,750            33,000
                                                              -------------      ------------
  End of period.............................................  $ 192,782,008      $100,036,750
                                                              =============      ============

------------
 *  Commencement of investment operations.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                         NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS

TREASURY CASH FUND
FINANCIAL HIGHLIGHTS
(Selected per share data and ratios)

                                                     INSTITUTIONAL   SERVICE    INSTITUTIONAL          SERVICE
                                                         CLASS        CLASS         CLASS               CLASS
                                                     -------------   -------   ----------------   -----------------
                                                                                MAY 24, 2001*     AUGUST 15, 2001*
                                                           YEAR ENDED              THROUGH             THROUGH
                                                        OCTOBER 31, 2002       OCTOBER 31, 2001   OCTOBER 31, 2001
                                                     -----------------------   ----------------   -----------------
Net asset value at beginning of period.............    $   1.00      $  1.00       $  1.00             $ 1.00
                                                       --------      -------       -------             ------
Net investment income..............................        0.02         0.02          0.02               0.01
Net realized gain on investments...................        0.00(a)        --            --                 --
                                                       --------      -------       -------             ------
Total from investment operations...................        0.02         0.02          0.02               0.01
                                                       --------      -------       -------             ------
Less dividends and distributions:
  From net investment income.......................       (0.02)       (0.02)        (0.02)             (0.01)
  From net realized gain on investments............       (0.00)(a)       --            --                 --
                                                       --------      -------       -------             ------
Total dividends and distributions..................       (0.02)       (0.02)        (0.02)             (0.01)
                                                       --------      -------       -------             ------
Net asset value at end of period...................    $   1.00      $  1.00       $  1.00             $ 1.00
                                                       ========      =======       =======             ======
Total investment return:...........................        1.89%        1.63%         1.48%(b)           0.61%(b)
Ratios (to average net assets)/Supplemental Data:
  Net investment income............................        1.83%        1.58%         3.33%+             2.79%+
  Net expenses.....................................        0.05%        0.30%         0.14%+             0.31%+
  Expenses (before waiver).........................        0.20%        0.45%         0.21%+             0.46%+
Net assets at end of period (in 000's).............    $100,457      $92,325       $99,936             $  100

------------
 *  Commencement of investment operations.
 +  Annualized.
(a) Less than one cent per share.
(b) Total return is not annualized.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
NOTE 1-- Organization and Business:
--------------------------------------------------------------------------------

New York Life Investment Management Institutional Funds (the "Trust") was established in the state of Delaware on February 22, 2001 and commenced investment operations on May 24, 2001. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, ("1940 Act"). As of October 31, 2002, the Trust has three separate portfolios: the New York Life Investment Management Institutional Prime Cash Fund (the "Prime Cash Fund"), the New York Life Investment Management Institutional U.S. Government Cash Fund (the "U.S. Government Cash Fund") and the New York Life Investment Management Institutional Treasury Cash Fund (the "Treasury Cash Fund") (each, a "Fund" and collectively, the "Funds").

Each Fund currently offers two classes of shares: Institutional Class shares and Service Class shares. The Trust has adopted a Shareholder Services Plan with respect to the Service Class shares. Under the terms of the Shareholder Services Plan, each Fund's Service Class pays a fee at an annual rate of 0.25% of the average daily net assets of the outstanding shares of the Service Class.

The investment objectives for each of the Funds of the Trust are as follows:

The PRIME CASH FUND seeks a high level of current income while preserving capital and maintaining liquidity.

The U.S. GOVERNMENT CASH FUND seeks to provide current income consistent with stability of principal.

The TREASURY CASH FUND seeks a high level of current income while preserving capital and maintaining liquidity.

--------------------------------------------------------------------------------
NOTE 2--Significant Accounting Policies:
--------------------------------------------------------------------------------

The following is a summary of significant accounting policies followed by the
Trust:

VALUATION OF FUND SHARES. Each Fund seeks to maintain a net asset value of $1.00 per share, although there is no assurance that it will be able to do so on a continuous basis, and it has adopted certain investment, portfolio and dividend and distribution policies designed to enable it to do so.

SECURITIES VALUATION. Securities are valued at their amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date.

REPURCHASE AGREEMENTS. The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, in the case of repurchase agreements exceeding one day, the value of the underlying security, including accrued interest, is required during the term of the agreement to be equal to or exceed the value of the repurchase agreement. In the case of repurchase agreements exceeding one day, the market value of the underlying securities is monitored by the Adviser by pricing them daily.

Each Fund may enter into repurchase agreements to earn income. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement.

FEDERAL INCOME TAXES. Each of the Funds is treated as a separate entity for federal income tax purposes. The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of each Fund within the allowable time limits. Therefore, no federal income tax provision is required.

                         NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends are recorded on the ex-dividend date. Dividends are declared daily and paid monthly, and capital gain distributions, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted.

Dividends to shareholders from net investment income and distributions to shareholders from net realized gains shown in the Statement of Changes in Net Assets for the year ended October 31, 2002 represent tax-based distributions of ordinary income.

SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Trust records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is accrued daily and discounts and premiums on securities purchased for each Fund are accreted and amortized, respectively, on the straight line method.

EXPENSES. Expenses, except the fee of the Manager, Service Fees and Trustees Fees, will be borne by New York Life Investment Management LLC ("NYLIM" or the "Manager"). The Trustees Fees with respect to any two or more Funds are allocated in proportion to the net assets of the respective Funds when the expenses are incurred except where direct allocations of expenses can be made.

The investment income and expenses (other than expenses incurred under the Shareholder Services Plan), and realized and unrealized gains and losses on investments of each Fund are allocated to separate classes of shares based upon their relative net assets on the date the income is earned or expenses and realized and unrealized gains and losses are incurred.

USE OF ESTIMATES. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
NOTE 3--Fees and Related Party Transactions:
--------------------------------------------------------------------------------

MANAGER. NYLIM (the "Manager"), an indirect wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as manager and provides management services to the Trust under a Management Agreement. The Funds are advised by NYLIM directly, without a subadvisor.

The Trust, on behalf of each Fund, pays the Manager a monthly fee for the services performed and facilities furnished at an annual rate of the average daily net assets of each Fund as shown in the chart below.

             FUND NET ASSETS                          PERCENTAGE OF
             UNDER MANAGEMENT                    AVERAGE DAILY NET ASSETS
------------------------------------------       ------------------------
Less than $1 billion......................                0.20%
$1 billion and less than $2 billion.......                0.18%
$2 billion and less than $3 billion.......                0.16%
$3 billion and less than $4 billion.......                0.14%
$4 billion and over.......................                0.12%

For the year ended October 31, 2002, the Manager voluntarily agreed to reduce the Management Fee payable to an annual percentage of 0.05% (0.15% for U.S. Government Cash Fund effective June 3, 2002) of each Fund's average daily net assets.

In connection with the voluntary expense waiver, the Manager assumed the following for the year ended October 31, 2002:

Prime Cash Fund...........................      $1,231,259
U.S. Government Cash Fund.................         159,534
Treasury Cash Fund........................         214,441

This voluntary expense waiver will remain in effect until such time the Manager reinstates the fees.

DISTRIBUTOR. NYLIFE Distributors Inc. ("NYLIFE Distributors") serves as the Trust's distributor and principal underwriter (the "Distributor") pursuant to a Distribution Agreement. The Distributor is not obligated to sell any specific amount of the Trust's shares, and receives no compensation from the Trust pursuant to the Distribution Agreement.

SERVICE FEES. In accordance with the Shareholder Services Plan with respect to the Service Class shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to Service Class shareholders. For its services, the Manager is entitled to a Shareholder Service Fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class of each Fund.

TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC ("NYLIM Service"), an affiliate of NYLIM and an indirect wholly-owned subsidiary of New York Life, acts as the Funds' transfer, dividend disbursing and shareholder servicing agent. NYLIM Service provides customer service, is responsible for preparing and sending statements, confirms and checks, and keeps certain financial and accounting records. NYLIM Service is paid by the Manager a per account fee and out-of-pocket expenses incurred by each Fund. NYLIM Service has entered into an agreement with Boston Financial Data Services ("BFDS") by which BFDS will perform certain of the services for which NYLIM Service is responsible. BFDS is paid out of NYLIM service fee.

TRUSTEES FEES. Trustees, other than those affiliated with the Manager, New York Life or NYLIFE Distributors are paid an annual retainer of $32,000, and $1,350 for each Board of Trustees and each Committee meeting attended plus reimbursement for travel and out-of-pocket expenses. The retainer fee is paid in the aggregate for the Trust and two other affiliated investment companies, Eclipse Funds and Eclipse Funds, Inc.

CAPITAL. The Trust has been advised that at October 31, 2002 affiliates of NYLIM and New York Life owned a significant number of shares of the Funds with the following market values:

Prime Cash Fund...........................      $253,662,058
U.S. Government Cash Fund.................       100,407,184
Treasury Cash Fund........................       100,413,572

From time to time, a Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on a Fund.

--------------------------------------------------------------------------------
NOTE 4--Federal Income Tax:
--------------------------------------------------------------------------------

As of October 31, 2002, the undistributed ordinary income on a tax basis for the Funds were:

                                                UNDISTRIBUTED
                                                  ORDINARY
                                                   INCOME
                                                -------------
Prime Cash Fund...........................         $11,146
U.S. Government Cash Fund.................           2,545
Treasury Cash Fund........................           4,067

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

--------------------------------------------------------------------------------
NOTE 5--Capital Share Transactions (in 000's):
--------------------------------------------------------------------------------

Transactions in capital shares were as follows:

                                                                                      Prime Cash Fund
                                                              ----------------------------------------------------------------
                                                              Institutional    Service      Institutional         Service
                                                                  Class         Class           Class              Class
                                                              -------------   ----------   ----------------   ----------------
                                                                                           May 24, 2001*      August 15, 2001*
                                                                      Year Ended              through             through
                                                                   October 31, 2002        October 31, 2001   October 31, 2001
                                                              ----------------------------------------------------------------
Shares sold                                                     5,289,440      1,314,802        913,810             100
Shares issued in reinvestment of dividends and distributions        3,032              1            132               0(a)
                                                              ----------------------------------------------------------------
                                                                5,292,472      1,314,803        913,942             100
Shares redeemed                                                (4,600,026)    (1,241,851)      (466,679)              0
                                                              ----------------------------------------------------------------
Net increase                                                      692,446         72,952        447,263             100
                                                              ================================================================

------------
 *  Commencement of investment operations.
(a) Less than one thousand shares.

                         NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS

                      U.S. Government Cash Fund                                            Treasury Cash Fund
    --------------------------------------------------------------   --------------------------------------------------------------
    Institutional   Service     Institutional         Service        Institutional   Service     Institutional         Service
        Class        Class          Class              Class             Class        Class          Class              Class
    -------------   --------   ----------------   ----------------   -------------   --------   ----------------   ----------------
                               May 24, 2001*      August 15, 2001*                              May 24, 2001*      August 15, 2001*
           Year Ended             through             through               Year Ended             through             through
        October 31, 2002       October 31, 2001   October 31, 2001       October 31, 2002       October 31, 2001   October 31, 2001
    -------------------------------------------------------------------------------------------------------------------------------
       582,737       273,407       100,000              100             413,210       199,725       100,000              100
           693             1             0(a)             0(a)              519             1             0(a)             0(a)
    -------------------------------------------------------------------------------------------------------------------------------
       583,430       273,408       100,000              100             413,729       199,726       100,000              100
      (582,838)     (273,407)         (100)               0            (413,210)     (107,501)         (100)               0
    -------------------------------------------------------------------------------------------------------------------------------
           592             1        99,900              100                 519        92,225        99,900              100
    ===============================================================================================================================

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees and Shareholders of
New York Life Investment Management Institutional Funds

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of New York Life Investment Management Institutional Prime Cash Fund, New York Life Investment Management Institutional U.S. Government Cash Fund and New York Life Investment Management Institutional Treasury Cash Fund (constituting the New York Life Investment Management Institutional Funds and hereafter referred to as the "Funds") at October 31, 2002, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for the year then ended and for the period May 24, 2001 (commencement of operations) through October 31, 2001, in conformity with accounting principles generally accepted in the United States of America. Theses financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
1177 Avenue of the Americas
New York, New York
December 17, 2002

TRUSTEES AND OFFICERS

The Trustees oversee the Funds and the Manager. Information pertaining to the Trustees and officers is set forth below. Each Trustee serves until his/her successor is elected and qualified or until his/her resignation, death or removal. Trustees deemed to be "interested persons" of the Funds for purposes of the 1940 Act are indicated by an asterisk. The business address of each Trustee and officer listed below is 51 Madison Avenue, New York, New York 10010.

                                                                                              NUMBER OF
                                                                                            FUNDS IN FUND         OTHER
                                         LENGTH                   PRINCIPAL                    COMPLEX        DIRECTORSHIPS
     NAME, ADDRESS        POSITION(S)    OF TIME                OCCUPATION(S)                OVERSEEN BY          HELD
   AND DATE OF BIRTH      WITH TRUST     SERVED            DURING PAST FIVE YEARS             DIRECTOR         BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES*
------------------------------------------------------------------------------------------------------------------------------
Stephen C. Roussin       Chairman,        Since    President, Chief Operating Officer, New       45        New York Life Trust
Date of Birth: 7/12/63   President,     inception  York Life Investment Management                            Company, FSB
                         and Trustee     in May    Holdings LLC, and New York Life
                                          2001     Investment Management LLC; Senior Vice
                                                   President, New York Life Insurance
                                                   Company; Director, NYLIFE Securities,
                                                   Inc.; Chairman and Director, NYLIFE
                                                   Distributors Inc.; Manager, McMorgan &
                                                   Company LLC; President, Chief Executive
                                                   Officer and Trustee, The MainStay Funds
                                                   (24 portfolios); Chairman, Director and
                                                   President, Eclipse Funds Inc. (14
                                                   portfolios); Chairman, Trustee and
                                                   President, Eclipse Funds (4
                                                   portfolios); Senior Vice President,
                                                   Smith Barney, 1994 to 1997.
------------------------------------------------------------------------------------------------------------------------------
Patrick G. Boyle         Trustee          Since    Senior Managing Director, New York Life       21        New York Life Trust
Date of Birth: 11/24/53                 inception  Investment Management LLC, (including                    Company; Madison
                                         in May    predecessor advisory organizations);                    Capital Funding LLC
                                          2001     Senior Vice President, Pension
                                                   Department, New York Life Insurance
                                                   Company; Director, MBL Life Assurance
                                                   Co., Inc.; Director, Eclipse Funds Inc.
                                                   (14 portfolios); Executive Vice
                                                   President, Eclipse Funds (4
                                                   portfolios).
------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------
Lawrence Glacken         Trustee          Since    Retired; Director, Eclipse Funds Inc.         21               None
Date of Birth: 10/22/27                 inception  (14 portfolios); Trustee, Eclipse Funds
                                         in May    (4 portfolios).
                                          2001
------------------------------------------------------------------------------------------------------------------------------
Robert P. Mulhearn       Trustee          Since    Director, Eclipse Funds Inc. (14              21               None
Date of Birth: 3/11/47                  inception  portfolios); Trustee, Eclipse Funds (4
                                         in May    portfolios).
                                          2001
------------------------------------------------------------------------------------------------------------------------------
Susan B. Kerley          Trustee          Since    Director, Eclipse Funds Inc. (14              21        Director, SSB/Citi
Date of Birth: 8/12/51                  inception  portfolios); Trustee, Eclipse Funds (4                     Mutual Funds
                                         in May    portfolios); President, Global Research
                                          2001     Associates.
------------------------------------------------------------------------------------------------------------------------------
Peter Meenan             Trustee          Since    Director, Eclipse Funds Inc. (14              21         President, Chief
Date of Birth: 12/5/41                  April 18,  portfolios); Trustee, Eclipse Funds (4                  Executive Officer,
                                          2002     portfolios). President & Chief                          Babson-United, Inc.
                                                   Executive Officer of Babson-United,
                                                   Inc. since 2000; Head of Global Funds,
                                                   Citicorp, 1992-2000.
------------------------------------------------------------------------------------------------------------------------------
* These Trustees considered to be "interested persons" of the Trust within the meaning of the 1940 Act because of their affiliation with New York Life Insurance Company, New York Life Investment Management LLC, MacKay Shields LLC, McMorgan &
  Company LLC, Eclipse Funds, Eclipse Funds Inc., The MainStay Funds, MainStay VP Series Fund, Inc., NYLIFE Securities Inc.
  and/or NYLIFE Distributors Inc., as described in detail in the column captioned "Principal Occupation(s) During Past Five
  Years."

                                                                                              NUMBER OF
                                                                                            FUNDS IN FUND         OTHER
                                         LENGTH                   PRINCIPAL                    COMPLEX        DIRECTORSHIPS
     NAME, ADDRESS        POSITION(S)    OF TIME                OCCUPATION(S)                OVERSEEN BY          HELD
   AND DATE OF BIRTH      WITH TRUST     SERVED            DURING PAST FIVE YEARS             DIRECTOR         BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------
OFFICERS*
------------------------------------------------------------------------------------------------------------------------------
Brett Chappell           Senior Vice      Since    Managing Director, New York Life              N/A              None
Date of Birth: 8/5/65    President      inception  Investment Management LLC (including
                                         in May    predecessor advisory organizations):
                                          2001     Investment Vice President and Portfolio
                                                   Manager, NY Life Asset Management, a
                                                   Division of New York Life Insurance
                                                   Company from May 1995 to April 2000.
------------------------------------------------------------------------------------------------------------------------------
James Hoolahan           Executive        Since    Director, New York Life Investment            N/A              None
Date of Birth: 2/23/47   Vice           inception  Management LLC (including predecessor
                         President       in May    advisory organizations): Senior Vice
                                          2001     President, Signature Financial Group,
                                                   Inc., 1989 to 2001.
------------------------------------------------------------------------------------------------------------------------------
Patrick J. Farrell       Treasurer        Since    Managing Director, New York Life              N/A              None
Date of Birth: 9/27/59   And Chief      inception  Investment Management LLC (including
                         Financial       in May    predecessor advisory organizations);
                         And              2001     Treasurer, Chief Financial and
                         Accounting                Accounting Officer, The MainStay Funds,
                         Officer                   MainStay VP Series Fund Inc., Eclipse
                                                   Funds Inc. and Eclipse Funds; Assistant
                                                   Treasurer, McMorgan Funds(formerly McM
                                                   Funds).
------------------------------------------------------------------------------------------------------------------------------
Robert A. Anselmi        Secretary        Since    Senior Managing Director, General             N/A              None
Date of Birth: 10/19/46                 inception  Counsel and Secretary, New York Life
                                         in May    Investment Management LLC (including
                                          2001     predecessor advisory organizations);
                                                   Secretary, New York Life Investment
                                                   Management Holdings LLC; Senior Vice
                                                   President, New York Life Insurance
                                                   Company; Vice President and Secretary,
                                                   McMorgan & Company LLC; Secretary,
                                                   NYLIFE Distributors, Inc.; Secretary,
                                                   MainStay VP Series Fund, Inc., The
                                                   MainStay Funds Eclipse Funds Inc. and
                                                   Eclipse Funds; Managing Director and
                                                   Senior Counsel, Lehman Brothers Inc.
                                                   (October 1998 to December 1999);
                                                   General Counsel and Managing Director,
                                                   JP Morgan Investment Management Inc.
                                                   (1986 to 1998).
------------------------------------------------------------------------------------------------------------------------------
Richard W. Zuccaro       Tax Vice         Since    Vice President, New York Life Insurance       N/A              None
Date of Birth: 12/12/49  President      inception  Company; Tax Vice President, NYLIFE
                                         in May    Securities Inc.; Vice President, New
                                          2001     York Life Insurance and Annuity
                                                   Corporation, NYLIFE Insurance Company
                                                   of Arizona, NYLIFE LLC, NYLIFE
                                                   Securities, Inc., NYLIFE Distributors
                                                   Inc.; Tax Vice President, New York Life
                                                   International, Inc.; Tax Vice
                                                   President, MainStay VP Series Fund,
                                                   Inc., The MainStay Funds, Eclipse Funds
                                                   Inc. and Eclipse Funds.
------------------------------------------------------------------------------------------------------------------------------
* Certain officers listed are considered to be "interested persons" of the Trust within the meaning of the 1940 Act because of their affiliation with New York Life Insurance Company, New York Life Investment Management LLC, MacKay Shields LLC,
  McMorgan & Company LLC, The MainStay Funds, MainStay VP Series Fund, Inc., Eclipse Funds Inc. and Eclipse Funds, NYLIFE
  Securities Inc. and/or NYLIFE Distributors Inc., as described in detail in the column captioned "Principal Occupation(s)
  During Past Five Years."

                                   |     OFFICERS AND TRUSTEES*
                                   |
                                   |     STEPHEN C. ROUSSIN
                                   |     Chairman, President and Trustee
                                   |     PATRICK G. BOYLE
                                   |     Trustee
                                   |     LAWRENCE GLACKEN
                                   |     Trustee
                                   |     SUSAN B. KERLEY
                                   |     Trustee
                                   |     PETER MEENAN
                                   |     Trustee
                                   |     ROBERT P. MULHEARN
                                   |     Trustee
                                   |     BRETT CHAPPELL
                                   |     Senior Vice President
                                   |     JAMES HOOLAHAN
                                   |     Executive Vice President
                                   |     RICHARD W. ZUCCARO
                                   |     Tax Vice President
                                   |     PATRICK J. FARRELL
                                   |     Treasurer, Chief Financial Officer, and
                                   |     Accounting Officer
                                   |
                                   |
                                   |     INVESTMENT ADVISOR
                                   |     New York Life Investment Management LLC
                                   |     DISTRIBUTOR
                                   |     NYLIFE Distributors Inc.
                                   |     TRANSFER AGENT
                                   |     NYLIM Service Company LLC
                                   |     CUSTODIAN
                                   |     The Bank of New York
                                   |     INDEPENDENT ACCOUNTANTS
                                   |     PricewaterhouseCoopers LLP
                                   |     LEGAL COUNSEL
                                   |     Dechert
                                   |
                                   |
                                   |
                                   |
                                   |     *As of October 31, 2002.

-----------------------------------------------------------------------------
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funds of New York Life Investment Management Institutional Funds. Distribution
of this report to persons other than these shareholders is authorized only when accompanied or preceded by a current New York Life Investment Management Institutional Funds prospectus. This report does not represent an offer to sell or a solicitation to buy any securities.













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